Offerings	Nov. 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	(1) Pursuant to Rules 456(b) and 457(r), the registrant is deferring payment of all applicable registration fees. (2) Omitted pursuant to General Instruction II.E of Form S-3. Includes an indeterminate number of common shares, common share or debt securities purchase warrants, an indeterminate principal amount of debt securities, subscription receipts for any combination thereof or units of any combination thereof. This registration statement also covers: (i) common shares or debt securities that may be issued upon exercise of warrants; and (ii) such indeterminate amount of securities as may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities which may be offered pursuant to this registration statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), such additional number of common shares of the Registrant that may become issuable as a result of any stock split, stock dividends or similar event.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) Pursuant to Rules 456(b) and 457(r), the registrant is deferring payment of all applicable registration fees. (2) Omitted pursuant to General Instruction II.E of Form S-3. Includes an indeterminate number of common shares, common share or debt securities purchase warrants, an indeterminate principal amount of debt securities, subscription receipts for any combination thereof or units of any combination thereof. This registration statement also covers: (i) common shares or debt securities that may be issued upon exercise of warrants; and (ii) such indeterminate amount of securities as may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities which may be offered pursuant to this registration statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), such additional number of common shares of the Registrant that may become issuable as a result of any stock split, stock dividends or similar event.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) Pursuant to Rules 456(b) and 457(r), the registrant is deferring payment of all applicable registration fees. (2) Omitted pursuant to General Instruction II.E of Form S-3. Includes an indeterminate number of common shares, common share or debt securities purchase warrants, an indeterminate principal amount of debt securities, subscription receipts for any combination thereof or units of any combination thereof. This registration statement also covers: (i) common shares or debt securities that may be issued upon exercise of warrants; and (ii) such indeterminate amount of securities as may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities which may be offered pursuant to this registration statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), such additional number of common shares of the Registrant that may become issuable as a result of any stock split, stock dividends or similar event.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering Note	(1) Pursuant to Rules 456(b) and 457(r), the registrant is deferring payment of all applicable registration fees. (2) Omitted pursuant to General Instruction II.E of Form S-3. Includes an indeterminate number of common shares, common share or debt securities purchase warrants, an indeterminate principal amount of debt securities, subscription receipts for any combination thereof or units of any combination thereof. This registration statement also covers: (i) common shares or debt securities that may be issued upon exercise of warrants; and (ii) such indeterminate amount of securities as may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities which may be offered pursuant to this registration statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), such additional number of common shares of the Registrant that may become issuable as a result of any stock split, stock dividends or similar event.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) Pursuant to Rules 456(b) and 457(r), the registrant is deferring payment of all applicable registration fees. (2) Omitted pursuant to General Instruction II.E of Form S-3. Includes an indeterminate number of common shares, common share or debt securities purchase warrants, an indeterminate principal amount of debt securities, subscription receipts for any combination thereof or units of any combination thereof. This registration statement also covers: (i) common shares or debt securities that may be issued upon exercise of warrants; and (ii) such indeterminate amount of securities as may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities which may be offered pursuant to this registration statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), such additional number of common shares of the Registrant that may become issuable as a result of any stock split, stock dividends or similar event.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	(3) Does not include registration fees deferred in accordance with Rules 456(b) and 457(r) under the Securities Act, as described in Note (1). (4) Pursuant to Rule 457(o) under the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price.